SHARE-BASED PAYMENTS - Weighted Average Exercise Price of Options (Details) - R$ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payments
Options outstanding at January 1, weighted average exercise price (in BRL per share)	R$ 19.92	R$ 19.81	R$ 18.53
Options issued during the period, weighted average exercise price (in BRL per share)			18.05
Options forfeited during the period, weighted average exercise price (in BRL per share)	22.60	25.27	22.96
Options exercised during the period, weighted average exercise price (in BRL per share)		13.16	8.30
Options outstanding at ended period, weighted average exercise price (in BRL per share)	19.39	19.92	19.81
Options exercisable at ended period, weighted average exercise price (in BRL per share)	R$ 20.12	R$ 21.14	R$ 23.70